Warrant Derivative Liabilities	12 Months Ended
Jun. 30, 2021
11. Warrant Derivative Liabilities

11. Warrant Derivative Liabilities

The following warrants were issued in a currency other than the Company’s functional currency and therefore are considered a derivative financial liability settled through profit and loss as per IFRS 9 Financial Instruments. The fair value of the warrants was measured as a financial liability using the Black-Scholes option valuation model on the issue date and will be remeasured at each reporting period through profit and loss until expiration or the exercise of the warrants.

Warrant Liability
$
Balance as at June 30, 2019	334,618

Recognition of derivative liability	261,090
Change in fair value through profit and loss	(386,940)
Reclassification to equity on exercise of warrants	-
Balance as at June 30, 2020	208,768

Recognition of derivative liability	56,216,388
Change in fair value through profit and loss	(6,808,106)
Reclassification to equity on exercise of warrants	(4,236,117)
Balance as at June 30, 2021	45,380,933

Warrants expiring August 17, 2020

The fair value of the warrant liability was estimated using the following model inputs on the following valuation dates:

Warrants Expiring August 17, 2020		Warrant Liability
		$
Share price on measurement date	(CAD $0.90) USD $0.68
Exercise price	(CAD $1.00) USD $0.76
Risk free rate	1.50%
Expected volatility	115%
Expected dividend yield	Nil
Expected life (in years)	2.00
As of August 17, 2018 (issue date)		408,150
Change in fair value through profit and loss		(73,532)
Reclassification to equity on exercise of warrants		-
Share price on measurement date	(CAD $1.00) USD $0.76
Exercise price	(CAD $1.00) USD $0.76
Risk free rate	1.67%
Expected volatility	100%
Expected dividend yield	Nil
Expected life (in years)	1.13
As of June 30, 2019		334,618
Change in fair value through profit and loss		(327,537)
Reclassification to equity on exercise of warrants		-
Share price on measurement date	(CAD $0.40) USD $0.29
Exercise price	(CAD $100) USD $0.73
Risk free rate	0.20%
Expected volatility	162%
Expected dividend yield	Nil
Expected life (in years)	0.13
As of June 30, 2020		7,081
Change in fair value through profit and loss		(7,081)
As of August 17, 2020 (expiration)		-

11. Warrant Derivative Liabilities (continued)

Warrants expiring October 25, 2021

The fair value of the warrant liability was estimated using the following model inputs on the following valuation dates:

Warrants Expiring October 25, 2021		Warrant Liability
		$
Share price on measurement date	(CAD $0.50) USD $0.38
Exercise price	(CAD $0.90) USD$0.69
Risk free rate	1.66%
Expected volatility	115%
Expected dividend yield	Nil
Expected life (in years)	2.00
As of October 25, 2019 (issue date)		261,090
Change in fair value through profit and loss		(59,403)
Reclassification to equity on exercise of warrants		-
Share price on measurement date	(CAD $0.40) USD $0.29
Exercise price	(CAD $0.90) USD $0.64
Risk free rate	0.25%
Expected volatility	156%
Expected dividend yield	Nil
Expected life (in years)	1.32
As of June 30, 2020		201,687
Change in fair value through profit and loss		2,278,285
Reclassification to equity on exercise of warrants		(1,373,246)
Share price on measurement date	(CAD $2.64) USD $2.13
Exercise price	(CAD $0.90) USD $0.73
Risk free rate	0.15%
Expected volatility	81%
Expected dividend yield	Nil
Expected life (in years)	0.32
As of June 30, 2021		1,106,726

Warrants expiring July 2, 2022

The fair value of the warrant liability was estimated using the following model inputs on the following valuation dates:

Warrants Expiring July 2, 2022		Warrant Liability
		$
Share price on measurement date	(CAD $0.40) USD $0.29
Exercise price	(CAD $0.65) USD$0.48
Risk free rate	0.25%
Expected volatility	112%
Expected dividend yield	Nil
Expected life (in years)	2.00
As of July 2, 2020 (issue date)		421,861
Change in fair value through profit and loss		5,773,919
Reclassification to equity on exercise of warrants		(2,862,871)
Share price on measurement date	(CAD $2.64) USD $2.13
Exercise price	(CAD $0.65) USD $0.52
Risk free rate	0.23%
Expected volatility	190%
Expected dividend yield	Nil
Expected life (in years)	1.01
As of June 30, 2021		3,332,909

The initial fair value of $421,861 for warrants granted on July 2, 2020 consisted of $421,861 that was reclassed from equity to warrant liability.

11. Warrant Derivative Liabilities (continued)

Warrants expiring May 19, 2023

The fair value of the warrant liability was estimated using the following model inputs on the following valuation dates:

Warrants Expiring May 19, 2023		Warrant Liability
		$
Share price on measurement date	(CAD $3.40) USD $2.81
Exercise price	(CAD $1.00) USD$0.83
Risk free rate	0.33%
Expected volatility	148%
Expected dividend yield	Nil
Expected life (in years)	2.00
As of May 19, 2021 (issue date)		55,794,527
Change in fair value through profit and loss		(14,853,229)
Reclassification to equity on exercise of warrants		-
Share price on measurement date	(CAD $2.64) USD $2.13
Exercise price	(CAD $1.00) USD $0.81
Risk free rate	0.45%
Expected volatility	152%
Expected dividend yield	Nil
Expected life (in years)	1.89
As of June 30, 2021		40,941,298

The initial fair value of $55,794,527 for the warrants issued on May 19, 2021 consisted of $12,500,000 that was reclassed from equity to warrant liability and $43,294,527 that was recognized through profit and loss.